Commitments and Contingencies (Details 2) AUD in Millions, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended			48 Months Ended
	Jan. 31, 2014 USD ($)	Mar. 31, 2015 AUD mW sites	Mar. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingency [Abstract]
Additional charge recorded as a result of the damages awarded to Eagle in arbitration			$ 15.6
Initial payment based on the construct of the negotiated settlement	$ 90.0
Payment to Patriot based on the construct of the negotiated settlement	70.0
Payment to the VEBA based on the construct of the negotiated settlement	$ 20.0
Prarie State Energy Campus [Member]
Loss Contingency [Abstract]
Capacity of new electricity generation project | mW		1,600
Undivided interest percent of new electricity generation project								5.06%
Monto Coal Pty Limited [Member]
Loss Contingency [Abstract]
Ownership percentage in subsidiaries								51.00%
Loss Contingency Damages Sought Minimum | AUD		AUD 15.0
Loss Contingency Damages Sought Value Max | AUD		1,700.0
Wilkie Creek [Member]
Loss Contingency [Abstract]
Damages sought | AUD		113.1
Potential Annual Payments Awarded | AUD		AUD 11.8
Estimated Litigation Liability								$ 7.6
Oklahoma Lead Litigation [Member]
Loss Contingency [Abstract]
Number of national priority list sites based on the Superfund Amendments and Reauthorization Act of 1986 at which Gold Fields or the former affiliate, has been named a potentially responsible party (PRP) | sites		5
Number of additional national priority list sites in which CERCLA claims were asserted | sites		13
Total number of national priority list sites | sites		18
Reduced number of national priority list sites due to completion of work, transfer or regulatory inactivity | sites		7
Undiscounted environmental clean-up liabilities, total								67.0	$ 69.4
Undiscounted environmental clean-up liabilities, current								$ 17.1	$ 19.4
Scenario, Forecast [Member]
Loss Contingency [Abstract]
Funding of the newly established VEBA							$ 310.0
Payment to the VEBA based on the construct of the negotiated settlement				$ 70.0	$ 75.0	$ 75.0